Background and critical accounting policies - Financial assets presentation based on SPPI test of IFRS 9 (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Financial assets
Fair value of financial assets that pass the SPPI test	£ 82,194
Movement in the fair value of financial assets that pass the SPPI test	(2,067)
Fair value of all other financial assets, net of derivative liabilities	363,572
Movement in the fair value of all other financial assets, net of derivative liabilities	(20,352)
Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	1,211
Fair value of all other financial assets, net of derivative liabilities	7,924
Movement in the fair value of all other financial assets, net of derivative liabilities	(195)
Accrued investment income
Financial assets
Fair value of financial assets that pass the SPPI test	2,749
Accrued investment income | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	131
Other debtors
Financial assets
Fair value of financial assets that pass the SPPI test	4,088
Other debtors | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	212
Loans
Financial assets
Fair value of financial assets that pass the SPPI test	11,914
Movement in the fair value of financial assets that pass the SPPI test	(493)
Fair value of all other financial assets, net of derivative liabilities	6,505
Movement in the fair value of all other financial assets, net of derivative liabilities	(175)
Loans | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	117
Equity securities and portfolio holdings in unit trusts
Financial assets
Fair value of all other financial assets, net of derivative liabilities	214,733
Movement in the fair value of all other financial assets, net of derivative liabilities	(16,359)
Equity securities and portfolio holdings in unit trusts | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of all other financial assets, net of derivative liabilities	3,677
Movement in the fair value of all other financial assets, net of derivative liabilities	(281)
Debt securities
Financial assets
Fair value of financial assets that pass the SPPI test	39,522
Movement in the fair value of financial assets that pass the SPPI test	(1,574)
Fair value of all other financial assets, net of derivative liabilities	135,834
Movement in the fair value of all other financial assets, net of derivative liabilities	(3,343)
Debt securities | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of all other financial assets, net of derivative liabilities	4,247
Movement in the fair value of all other financial assets, net of derivative liabilities	86
Debt securities | AAA
Financial assets
Fair value of financial assets that pass the SPPI test	652
Debt securities | AA+ to AA-
Financial assets
Fair value of financial assets that pass the SPPI test	7,252
Debt securities | A+ to A-
Financial assets
Fair value of financial assets that pass the SPPI test	10,214
Debt securities | BBB+ to BBB-
Financial assets
Fair value of financial assets that pass the SPPI test	14,315
Debt securities | Below BBB-
Financial assets
Fair value of financial assets that pass the SPPI test	843
Debt securities | Other
Financial assets
Fair value of financial assets that pass the SPPI test	6,246
Derivative assets, net of derivative liabilities
Financial assets
Fair value of all other financial assets, net of derivative liabilities	(12)
Movement in the fair value of all other financial assets, net of derivative liabilities	(941)
Other investments
Financial assets
Fair value of all other financial assets, net of derivative liabilities	6,512
Movement in the fair value of all other financial assets, net of derivative liabilities	466
Deposits
Financial assets
Fair value of financial assets that pass the SPPI test	11,796
Deposits | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	355
Cash and cash equivalents
Financial assets
Fair value of financial assets that pass the SPPI test	12,125
Cash and cash equivalents | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	£ 396